Indebtedness (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended
	Dec. 31, 2012 loan property	Dec. 31, 2011	Dec. 31, 2012 Unsecured revolving credit facility due in 2015	Dec. 31, 2011 Unsecured revolving credit facility due in 2015	Dec. 31, 2012 5.73% Mortgage notes due in 2015	Dec. 31, 2011 5.73% Mortgage notes due in 2015	Dec. 31, 2012 6.21% Mortgage notes due in 2016	Dec. 31, 2011 6.21% Mortgage notes due in 2016	Dec. 31, 2012 7% Mortgage notes due in 2019	Dec. 31, 2011 7% Mortgage notes due in 2019	Dec. 31, 2012 8.15% Mortgage notes due in 2021	Dec. 31, 2011 8.15% Mortgage notes due in 2021	Jan. 31, 2012 Unsecured term loan, due in 2017	Dec. 31, 2012 Unsecured term loan, due in 2017
Indebtedness
Unsecured revolving credit facility	$ 49,500	$ 345,500	$ 49,500	$ 345,500
Term loan													350,000	350,000
Mortgage notes payable	93,127	95,383			49,274	50,118	24,441	24,713	10,247	10,559	9,165	9,993
Total	492,627	440,883
Interest rate (as a percent)					5.73%	5.73%	6.21%	6.21%	7.00%	7.00%	8.15%	8.15%
Unamortized fair value premium included in mortgage notes					621				878		651
Maximum borrowing capacity on revolving credit facility			550,000	500,000
Revolving credit facility, interest rate basis			LIBOR
Maximum borrowing capacity on debt instruments may be increased under certain conditions			1,100,000											700,000
Option to extend the maturity date subject to certain conditions and the payment of a fee			1 year
Term loan, interest rate basis														LIBOR
Interest rate margin (as a percent)			1.50%											1.75%
Facility fee (as a percent)			0.35%
Interest rate (as a percent)			1.71%											1.96%
The weighted average annual interest rate (as a percent)			1.75%	2.19%										1.99%
Amount available to be drawn			500,500
Term of loan													5 years
Number of assumed secured mortgage loans	4
Aggregate net book value of secured properties	122,682
Properties	5
Repayment of debt
2013	1,933
2014	2,072
2015	98,191
2016	24,708
2017	351,308
Thereafter	12,265
Aggregate outstanding debt	$ 490,477